Business Segments (Tables)	12 Months Ended
Dec. 31, 2010
Business Segments
Business Segment Information (Table)

Business Segment	Major Products
Industrial and Transportation

Tapes, coated and nonwoven abrasives, adhesives, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products, energy control products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products
Display and Graphics

Optical films solutions for electronic displays, reflective sheeting for transportation safety, commercial graphics systems, and mobile interactive solutions, including mobile display technology, visual systems and computer privacy filters

Consumer and Office

Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Safety, Security and Protection Services

Personal protection products, safety and security products, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, corrosion protection products, and Track and Trace products, such as library patron self-checkout systems (supply chain execution software solutions sold in June 2008)

Electro and Communications	Packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, and touch screens and touch monitors

Business Segment Information

	Net Sales			Operating Income
(Millions)	2010	2009	2008	2010	2009	2008
Industrial and Transportation	$8,429	$7,120	$8,173	$1,754	$1,230	$1,535
Health Care	4,513	4,282	4,294	1,362	1,347	1,172
Display and Graphics	3,884	3,132	3,268	946	590	583
Consumer and Office	3,853	3,471	3,578	840	748	683
Safety, Security and Protection Services	3,316	3,076	3,339	709	728	692
Electro and Communications	3,043	2,387	2,956	670	351	574
Corporate and Unallocated	10	13	22	(278)	(101)	58
Elimination of Dual Credit	(386)	(358)	(361)	(85)	(79)	(79)
Total Company	$26,662	$23,123	$25,269	$5,918	$4,814	$5,218

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2010	2009	2008	2010	2009	2008	2010	2009	2008
Industrial and Transportation	$6,703	$6,365	$6,300	$326	$328	$283	$331	$235	$349
Health Care	4,189	3,216	3,093	131	143	146	78	125	169
Display and Graphics	3,729	3,564	3,479	187	174	220	185	160	305
Consumer and Office	2,149	1,819	1,815	100	88	79	69	43	87
Safety, Security and Protection Services	3,996	3,208	3,130	168	169	147	130	93	107
Electro and Communications	2,245	2,143	2,259	101	107	132	110	60	149
Corporate and Unallocated	7,145	6,935	5,717	107	148	146	188	187	305
Total Company	$30,156	$27,250	$25,793	$1,120	$1,157	$1,153	$1,091	$903	$1,471